Parametric
Emerging Markets Fund
October 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 100.8%
Security	Shares	Value
Argentina — 0.8%
Cresud S.A. ADR(1)(2)	8,891	$ 64,282
Grupo Financiero Galicia S.A. ADR(1)(2)	4,627	51,869
Loma Negra Cia Industrial Argentina S.A. ADR	7,724	44,027
MercadoLibre, Inc.(1)	768	952,888
Pampa Energia S.A. ADR(1)	1,279	47,169
Telecom Argentina S.A. ADR(1)(2)	6,900	34,362
Transportadora de Gas del Sur S.A., Class B ADR(1)(2)	3,013	30,763
YPF S.A. ADR(1)	21,024	208,768
		$ 1,434,128
Bahrain — 0.3%
Al Salam Bank BSC	620,014	$ 295,799
GFH Financial Group BSC	612,932	152,027
		$ 447,826
Bangladesh — 0.6%
Bangladesh Export Import Co., Ltd.	66,933	$ 63,139
Beximco Pharmaceuticals, Ltd.	125,930	150,202
City Bank, Ltd. (The)	285,685	49,752
Grameenphone, Ltd.	18,840	44,071
Heidelberger Cement Bangladesh, Ltd.	18,065	26,397
Jamuna Oil Co., Ltd.	22,841	31,180
Olympic Industries, Ltd.	41,067	38,031
Pubali Bank, Ltd.	240,880	50,470
Renata, Ltd.	6,549	65,110
Square Pharmaceuticals PLC	171,709	294,047
Summit Power, Ltd.(1)	107,026	29,705
Titas Gas Transmission & Distribution Co., Ltd.	150,108	50,104
Unique Hotel & Resorts PLC	114,627	51,569
United Commercial Bank PLC	706,424	71,764
		$ 1,015,541
Botswana — 0.7%
Botswana Insurance Holdings, Ltd.	81,055	$ 117,983
First National Bank of Botswana, Ltd.	546,849	167,804
Letshego Holdings, Ltd.	948,236	87,708
Sechaba Breweries Holdings, Ltd.	495,028	821,508
		$ 1,195,003
Brazil — 4.8%
Adecoagro S.A.	5,400	$ 56,970
Alpargatas S.A., PFC Shares(1)	51,100	83,617
AMBEV S.A.	142,850	364,368
Security	Shares	Value
Brazil (continued)
Arcos Dorados Holdings, Inc., Class A	8,100	$ 73,062
Arezzo Industria e Comercio S.A.	5,800	67,172
B3 S.A. - Brasil Bolsa Balcao	26,000	57,242
Banco Bradesco S.A., PFC Shares	43,292	120,128
CCR S.A.	26,700	63,443
Centrais Eletricas Brasileiras S.A., Class B, PFC Shares	33,600	256,244
Cia de Saneamento Basico do Estado de Sao Paulo	12,660	146,569
Cia Energetica de Minas Gerais, PFC Shares	41,800	97,334
Cielo S.A.	91,406	63,817
Cogna Educacao S.A.(1)	75,636	36,005
Cosan S.A.	39,700	124,019
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	23,700	84,566
Embraer S.A. ADR(1)	9,248	128,917
Eneva S.A.(1)	44,400	95,286
Engie Brasil Energia S.A.	8,250	64,308
Equatorial Energia S.A.	27,300	171,107
Fleury S.A.	31,395	93,343
Gerdau S.A., PFC Shares	16,695	72,088
Grupo Casas Bahia S.A.(1)	233,600	20,850
Grupo De Moda Soma S.A.	36,077	37,853
Hapvida Participacoes e Investimentos S.A.(1)(3)	495,920	362,957
Hypera S.A.	36,000	216,283
Itau Unibanco Holding S.A., PFC Shares	30,120	160,226
Itausa S.A., PFC Shares	55,756	95,549
JBS S.A.	20,225	80,350
Klabin S.A., PFC Shares	103,800	88,323
Localiza Rent a Car S.A.	20,789	209,756
Locaweb Servicos de Internet S.A.(3)	73,600	79,414
Lojas Renner S.A.	41,384	100,633
Magazine Luiza S.A.(1)	273,300	72,096
Marfrig Global Foods S.A.	38,855	49,785
Multiplan Empreendimentos Imobiliarios S.A.	30,700	150,646
Natura & Co. Holding S.A.(1)	41,000	103,684
NU Holdings, Ltd., Class A(1)	11,500	94,300
Petroleo Brasileiro S.A., PFC Shares	169,800	1,170,001
PRIO S.A.(1)	7,000	66,227
Raia Drogasil S.A.	30,972	158,492
Rede D'Or Sao Luiz S.A.(3)	80,300	344,342
Rumo S.A.	37,219	164,696
Sendas Distribuidora S.A.	51,145	110,979
StoneCo, Ltd., Class A(1)	4,900	48,583
Suzano S.A.	10,620	108,628
Telefonica Brasil S.A.	38,100	341,874
TIM S.A.	80,550	242,365
TOTVS S.A.	43,070	216,215

Parametric
Emerging Markets Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Brazil (continued)
Vale S.A.	55,347	$ 757,464
Vibra Energia S.A.	71,900	282,224
Weg S.A.	31,104	203,648
YDUQS Participacoes S.A.	24,300	85,454
		$ 8,543,502
Bulgaria — 0.3%
CB First Investment Bank AD(1)	101,904	$ 148,799
Chimimport AD(1)	164,922	62,491
MonBat AD	28,235	64,308
Sopharma AD	61,906	239,941
		$ 515,539
Chile — 2.2%
Aguas Andinas S.A., Series A	483,322	$ 141,020
Banco de Chile	2,960,094	304,049
Banco de Credito e Inversiones S.A.	3,443	82,360
Banco Santander Chile	3,218,212	140,261
CAP S.A.	7,626	41,707
Cencosud S.A.	133,252	215,955
Cia Cervecerias Unidas S.A.	16,853	95,720
Cia Sud Americana de Vapores S.A.	4,277,766	237,543
Colbun S.A.	624,587	90,654
Embotelladora Andina S.A., Class B, PFC Shares	51,948	105,630
Empresa Nacional de Telecomunicaciones S.A.	24,183	81,623
Empresas CMPC S.A.	98,316	175,833
Empresas COPEC S.A.	75,124	497,340
Enel Americas S.A.(1)	1,632,285	167,817
Enel Chile S.A.	1,903,814	112,683
Falabella S.A.(1)	131,123	267,108
Parque Arauco S.A.	232,299	317,570
Quinenco S.A.	9,770	26,438
Ripley Corp. S.A.	484,810	81,293
Sociedad Matriz SAAM S.A.	1,031,318	110,308
Sociedad Quimica y Minera de Chile S.A., Series B, PFC Shares	9,400	455,224
Sonda S.A.	225,936	89,626
Vina Concha y Toro S.A.	92,943	103,806
		$ 3,941,568
China — 16.2%
3SBio, Inc.(3)	98,000	$ 87,185
AAC Technologies Holdings, Inc.	69,500	125,103
Aier Eye Hospital Group Co., Ltd., Class A	24,105	60,266
Air China, Ltd., Class H(1)	178,000	121,095
Alibaba Group Holding, Ltd. ADR(1)	9,600	792,384
Security	Shares	Value
China (continued)
Aluminum Corp. of China, Ltd., Class H	352,000	$ 188,296
Angang Steel Co., Ltd., Class H	306,400	67,364
Anhui Conch Cement Co., Ltd., Class H	54,500	135,634
ANTA Sports Products, Ltd.	15,000	169,642
Baidu, Inc. ADR(1)	3,632	381,360
Bank of Beijing Co., Ltd., Class A	182,760	113,951
Bank of China, Ltd., Class H	536,000	187,244
Bank of Ningbo Co., Ltd., Class A	19,850	67,788
BeiGene, Ltd. ADR(1)	2,400	447,072
Beijing Capital International Airport Co., Ltd., Class H(1)	308,000	113,448
Beijing Enterprises Holdings, Ltd.	39,500	131,608
Beijing Enterprises Water Group, Ltd.	290,000	61,192
Beijing Originwater Technology Co., Ltd., Class A	39,363	27,224
BOE Technology Group Co., Ltd., Class A	341,100	182,826
BYD Co., Ltd., Class H	7,654	232,759
BYD Electronic (International) Co., Ltd.	29,000	121,061
Changchun High & New Technology Industry Group, Inc., Class A	6,200	131,958
Changjiang Securities Co., Ltd., Class A	112,200	87,263
Chengdu Xingrong Environment Co., Ltd., Class A	125,700	98,747
China Coal Energy Co., Ltd., Class H	144,000	113,107
China Communications Services Corp., Ltd., Class H	118,000	48,265
China Construction Bank Corp., Class H	530,630	300,102
China Everbright Environment Group, Ltd.	234,925	80,198
China Gas Holdings, Ltd.	165,400	148,696
China Jinmao Holdings Group, Ltd.	352,000	43,175
China Life Insurance Co., Ltd., Class H	92,000	124,605
China Longyuan Power Group Corp., Ltd., Class H	188,000	159,147
China Mengniu Dairy Co., Ltd.	58,000	189,378
China Merchants Bank Co., Ltd., Class H	35,024	132,856
China Merchants Port Holdings Co., Ltd.	42,035	53,508
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	74,674	112,636
China National Building Material Co., Ltd., Class H	166,000	79,015
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	15,200	43,429
China Oilfield Services, Ltd., Class H	198,000	234,099
China Overseas Land & Investment, Ltd.	115,160	217,319
China Petroleum & Chemical Corp., Class H	1,449,741	741,452
China Railway Group, Ltd., Class H	281,000	132,622
China Resources Beer Holdings Co., Ltd.	34,000	179,917
China Resources Gas Group, Ltd.	64,000	189,192
China Resources Land, Ltd.	86,000	321,907
China Resources Medical Holdings Co., Ltd.	163,000	96,134
China Resources Power Holdings Co., Ltd.	139,600	270,529
China Shenhua Energy Co., Ltd., Class H	213,500	654,371
China Shineway Pharmaceutical Group, Ltd.	110,000	97,555

Parametric
Emerging Markets Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
China Southern Airlines Co., Ltd., Class H(1)(2)	108,000	$ 51,104
China State Construction Engineering Corp., Ltd., Class A	156,440	110,717
China Tourism Group Duty Free Corp., Ltd., Class A	6,700	86,656
China Travel International Investment Hong Kong, Ltd.	714,855	127,171
China Vanke Co., Ltd., Class H	149,577	139,938
China Yangtze Power Co., Ltd., Class A	112,600	347,360
CITIC, Ltd.	142,000	120,691
CMOC Group, Ltd., Class H	366,000	218,286
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	186,000	197,259
COSCO SHIPPING Holdings Co., Ltd., Class H	198,866	202,254
COSCO SHIPPING Ports, Ltd.	110,000	66,362
Country Garden Holdings Co., Ltd.(1)(2)	400,880	35,848
Country Garden Services Holdings Co., Ltd.(2)	56,589	49,431
CSPC Pharmaceutical Group, Ltd.	239,760	209,423
Daqo New Energy Corp. ADR(1)	1,900	48,374
Dong-E-E-Jiao Co., Ltd., Class A	16,200	102,769
East Money Information Co., Ltd., Class A	24,751	51,644
Focus Media Information Technology Co., Ltd., Class A	196,344	185,598
Ganfeng Lithium Group Co., Ltd., Class A	14,770	89,486
GDS Holdings, Ltd. ADR(1)(2)	9,300	95,790
Gemdale Corp., Class A	80,700	56,950
Great Wall Motor Co., Ltd., Class H(2)	50,000	69,895
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	86,500	57,231
Guangdong Investment, Ltd.	186,000	126,923
Haier Smart Home Co., Ltd., Class H	47,553	135,637
Han's Laser Technology Industry Group Co., Ltd., Class A	23,400	68,690
Hengan International Group Co., Ltd.	24,500	82,058
Huadian Power International Corp., Ltd., Class H(2)	240,000	96,366
Huadong Medicine Co., Ltd., Class A	32,753	192,420
Huaneng Power International, Inc., Class H(1)	420,000	196,540
Huayu Automotive Systems Co., Ltd., Class A	53,308	127,846
Hubei Energy Group Co., Ltd., Class A	94,014	55,250
Hundsun Technologies, Inc., Class A	31,491	134,097
Iflytek Co., Ltd., Class A	34,550	215,508
Industrial & Commercial Bank of China, Ltd., Class H	495,000	237,226
Industrial Bank Co., Ltd., Class A	25,302	52,170
Inner Mongolia BaoTou Steel Union Co., Ltd., Class A(1)	707,000	156,635
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	53,200	199,437
Innovent Biologics, Inc.(1)(3)	44,000	259,299
JD.com, Inc. ADR	6,406	162,841
Jiangsu Expressway Co., Ltd., Class H	108,000	98,187
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A	38,761	253,807
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	11,800	196,762
Jiangxi Copper Co., Ltd., Class H	154,000	217,749
Jinke Properties Group Co., Ltd., Class A(1)	130,499	30,106
Security	Shares	Value
China (continued)
KE Holdings, Inc. ADR	20,700	$ 304,497
Kingboard Holdings, Ltd.	87,100	212,112
Kingdee International Software Group Co., Ltd.(1)	99,000	131,360
Kingsoft Corp., Ltd.	32,800	114,455
Kunlun Energy Co., Ltd.	338,000	281,589
Kweichow Moutai Co., Ltd., Class A	2,900	667,881
Lee & Man Paper Manufacturing, Ltd.	275,000	78,323
Lenovo Group, Ltd.	204,000	237,401
Lepu Medical Technology Beijing Co., Ltd., Class A	33,300	78,417
Li Ning Co., Ltd.	21,208	64,990
Longfor Group Holdings, Ltd.(3)	49,500	72,060
LONGi Green Energy Technology Co., Ltd., Class A	63,389	209,226
Luxshare Precision Industry Co., Ltd., Class A	71,034	318,951
Luye Pharma Group, Ltd.(1)(2)(3)	249,500	120,884
Maanshan Iron & Steel Co., Ltd., Class H	286,000	47,165
Meituan, Class B(1)(3)	8,073	114,435
NARI Technology Co., Ltd., Class A	59,068	182,374
NetEase, Inc. ADR	3,410	364,597
Nine Dragons Paper Holdings, Ltd.(1)	195,000	111,009
OFILM Group Co., Ltd., Class A(1)	65,800	91,826
PetroChina Co., Ltd., Class H	1,306,000	852,446
Ping An Bank Co., Ltd., Class A	35,488	50,758
Ping An Insurance Group Co. of China, Ltd., Class H	44,000	223,189
Poly Developments and Holdings Group Co., Ltd., Class A	94,900	142,820
Poly Property Group Co., Ltd.	700,000	144,071
Power Construction Corp. of China, Ltd., Class A	53,800	38,685
SAIC Motor Corp., Ltd., Class A	55,100	109,398
Sanan Optoelectronics Co., Ltd., Class A	84,900	172,791
Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	81,150	89,482
Shandong Gold Mining Co., Ltd., Class A	50,680	164,549
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	112,000	103,957
Shanghai Electric Group Co., Ltd., Class H(1)	282,000	59,448
Shanghai Industrial Holdings, Ltd.	117,000	143,164
Shanxi Lu'an Environmental Energy Development Co., Ltd., Class A	41,000	106,661
Shenzhen Inovance Technology Co., Ltd., Class A	10,400	85,966
Shenzhen Investment, Ltd.	674,000	99,068
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	171,300	110,494
Siasun Robot & Automation Co., Ltd., Class A(1)	55,000	84,476
Sichuan Chuantou Energy Co., Ltd., Class A	88,600	178,160
Sino Biopharmaceutical, Ltd.	475,500	184,722
Sino-Ocean Group Holding, Ltd.(1)(2)	659,000	34,952
Sinopec Shanghai Petrochemical Co., Ltd., Class H(1)	877,000	117,719
Sinopharm Group Co., Ltd., Class H	60,400	144,433
Sunny Optical Technology Group Co., Ltd.	26,700	223,691
Tencent Holdings, Ltd.	42,539	1,574,314

Parametric
Emerging Markets Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Tingyi (Cayman Islands) Holding Corp.	56,000	$ 74,329
Tongling Nonferrous Metals Group Co., Ltd., Class A	424,000	180,089
Trip.com Group, Ltd. ADR(1)	5,254	178,636
Tsingtao Brewery Co., Ltd., Class H	13,566	102,878
Vnet Group, Inc. ADR(1)(2)	14,100	45,332
Wanhua Chemical Group Co., Ltd., Class A	8,165	99,042
Want Want China Holdings, Ltd.	162,920	101,232
Weichai Power Co., Ltd., Class H	102,742	153,786
Weimob, Inc.(1)(2)(3)	219,000	88,070
WH Group, Ltd.(3)	248,121	148,186
Wuliangye Yibin Co., Ltd., Class A	15,200	324,010
WuXi Biologics Cayman, Inc.(1)(3)	90,000	559,596
Xiaomi Corp., Class B(1)(3)	140,000	251,023
Xinyi Solar Holdings, Ltd.	170,000	100,047
Yangzijiang Financial Holdings, Ltd.(2)	326,900	76,536
Yangzijiang Shipbuilding Holdings, Ltd.	200,300	212,315
Yankuang Energy Group Co., Ltd., Class H(2)	177,000	307,406
Yuan Longping High-Tech Agriculture Co., Ltd., Class A(1)	65,900	148,511
Yuexiu Property Co., Ltd.	128,000	133,140
Yunnan Baiyao Group Co., Ltd., Class A	29,680	206,222
Zhaojin Mining Industry Co., Ltd., Class H	77,500	96,081
Zhejiang Dahua Technology Co., Ltd., Class A	69,550	194,133
Zhejiang Expressway Co., Ltd., Class H	116,000	87,317
Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	41,250	91,207
Zhuzhou CRRC Times Electric Co., Ltd., Class H	32,800	105,858
Zijin Mining Group Co., Ltd., Class H	190,000	293,913
ZTE Corp., Class H	155,303	345,123
ZTO Express Cayman, Inc. ADR	6,900	162,633
		$ 28,821,092
Colombia — 1.1%
Bancolombia S.A.	24,681	$ 175,993
Bancolombia S.A. ADR, PFC Shares	7,755	196,822
Cementos Argos S.A.	96,156	110,640
Ecopetrol S.A.	1,075,712	633,248
Geopark, Ltd.	9,300	91,884
Grupo Argos S.A.	44,355	96,124
Grupo Aval Acciones y Valores S.A., PFC Shares	467,549	52,253
Grupo de Inversiones Suramericana S.A.	5,521	43,326
Grupo Nutresa S.A.	26,249	310,958
Interconexion Electrica S.A.	48,553	171,044
		$ 1,882,292
Croatia — 0.6%
Adris Grupa DD, PFC Shares	1,293	$ 74,172
Ericsson Nikola Tesla DD	432	92,346
Security	Shares	Value
Croatia (continued)
Hrvatski Telekom DD	11,170	$ 313,170
Koncar-Elektroindustrija DD	631	123,953
Podravka Prehrambena Ind DD	1,328	188,218
Valamar Riviera DD	46,918	210,418
Zagrebacka Banka DD	4,751	63,847
		$ 1,066,124
Czech Republic — 0.6%
CEZ AS	18,877	$ 808,060
Komercni Banka AS	7,268	213,014
Philip Morris CR AS	119	81,930
		$ 1,103,004
Egypt — 0.8%
Cleopatra Hospital(1)	330,000	$ 45,179
Commercial International Bank Egypt SAE	171,033	334,111
E Finance Investment Group	106,000	60,267
Eastern Co. SAE	199,265	169,660
EFG Holding S.A.E.(1)	79,120	42,727
Egypt Kuwait Holding Co. SAE	107,500	99,932
ElSewedy Electric Co.	125,156	109,976
Fawry for Banking Technology and Electronic Payments SAE(1)	382,000	63,807
Juhayna Food Industries	143,563	63,649
Oriental Weavers	271,447	162,295
Talaat Moustafa Group	316,254	230,233
Telecom Egypt Co.	67,509	74,224
		$ 1,456,060
Estonia — 0.6%
AS Tallink Grupp(1)	946,348	$ 650,851
AS Tallinna Kaubamaja Grupp	31,842	333,824
		$ 984,675
Ghana — 0.2%
GCB Bank PLC(1)	830,933	$ 243,803
Standard Chartered Bank of Ghana, Ltd.(1)	90,500	154,531
		$ 398,334
Greece — 1.2%
Aegean Airlines S.A.(1)	3,992	$ 43,693
Alpha Services and Holdings S.A.(1)	58,420	87,451
Eurobank Ergasias Services and Holdings S.A.(1)	72,622	118,702
GEK Terna Holding Real Estate Construction S.A.	4,483	62,657
Hellenic Telecommunications Organization S.A.	21,951	307,674
JUMBO S.A.	9,006	236,953

Parametric
Emerging Markets Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Greece (continued)
Motor Oil (Hellas) Corinth Refineries S.A.	8,687	$ 206,903
Mytilineos S.A.	5,537	205,115
National Bank of Greece S.A.(1)	31,588	180,916
OPAP S.A.	15,444	261,595
Public Power Corp. S.A.(1)	10,354	105,684
Sarantis S.A.	6,450	53,586
Terna Energy S.A.	4,568	68,547
Titan Cement International S.A.	6,024	112,820
Tsakos Energy Navigation, Ltd.	3,420	75,343
		$ 2,127,639
Hungary — 0.6%
Magyar Telekom Telecommunications PLC	43,733	$ 68,008
MOL Hungarian Oil & Gas PLC	44,876	357,219
OTP Bank Nyrt.	7,428	276,470
Richter Gedeon Nyrt.	18,101	424,520
		$ 1,126,217
Iceland — 0.5%
Arion Banki HF(3)	94,500	$ 86,920
Brim HF	190,700	93,637
Eik Fasteignafelag HF(1)	387,000	31,711
Eimskipafelag Islands HF	8,816	29,725
Festi HF	99,900	132,121
Hagar HF	135,000	66,089
Icelandair Group HF(1)	2,300,000	22,629
Islandsbanki HF	57,500	42,516
Kvika Banki HF	300,000	29,969
Marel HF	51,000	140,556
Reginn HF(1)	336,000	54,010
Reitir Fasteignafelag HF	133,900	73,961
Sildarvinnslan HF	124,800	86,004
Siminn HF	678,565	42,852
Syn HF	84,000	26,642
		$ 959,342
India — 7.5%
ACC, Ltd.	1,578	$ 35,765
Adani Energy Solutions, Ltd.(1)	3,600	33,182
Adani Enterprises, Ltd.	4,154	114,662
Adani Ports and Special Economic Zone, Ltd.	11,419	107,690
Adani Total Gas, Ltd.	4,200	28,408
Apollo Hospitals Enterprise, Ltd.	2,292	133,322
Ashok Leyland, Ltd.	43,400	87,528
Asian Paints, Ltd.	3,500	126,213
Aurobindo Pharma, Ltd.	7,224	73,664
Security	Shares	Value
India (continued)
Avenue Supermarts, Ltd.(1)(3)	3,000	$ 130,952
Axis Bank, Ltd.	5,372	63,298
Bajaj Auto, Ltd.	2,234	142,668
Bajaj Finance, Ltd.	1,332	119,949
Bajaj Finserv, Ltd.	3,629	68,384
Bharat Petroleum Corp., Ltd.	16,891	70,921
Bharti Airtel, Ltd.	72,521	796,165
Biocon, Ltd.	20,599	54,422
Britannia Industries, Ltd.	2,800	148,999
Cipla, Ltd.	17,893	258,596
Coal India, Ltd.	25,404	95,817
Container Corp. of India, Ltd.	9,400	77,736
Crompton Greaves Consumer Electricals, Ltd.	19,469	66,035
Cummins India, Ltd.	2,531	51,116
Divi's Laboratories, Ltd.	3,350	136,601
DLF, Ltd.	20,247	136,918
Dr. Reddy's Laboratories, Ltd.	3,717	239,753
Eicher Motors, Ltd.	1,260	49,875
Embassy Office Parks REIT	14,200	53,196
GAIL (India), Ltd.	156,208	224,943
Godrej Consumer Products, Ltd.(1)	6,175	73,653
Godrej Properties, Ltd.(1)	7,400	147,777
Grasim Industries, Ltd.	4,143	94,001
Gujarat State Petronet, Ltd.	19,482	62,501
Havells India, Ltd.	5,343	80,176
HCL Technologies, Ltd.	18,017	276,244
HDFC Bank, Ltd.	10,704	189,744
Hero MotoCorp, Ltd.	3,443	127,919
Hindalco Industries, Ltd.	27,544	152,218
Hindustan Aeronautics, Ltd.(4)	5,400	118,304
Hindustan Unilever, Ltd.	11,071	330,396
ICICI Bank, Ltd.	18,720	206,167
Indian Hotels Co., Ltd.	18,900	87,162
Indian Oil Corp., Ltd.	73,810	79,777
Indus Towers, Ltd.(1)	52,044	108,011
Info Edge India, Ltd.	2,500	123,161
Infosys, Ltd.	53,369	878,881
Ipca Laboratories, Ltd.	6,080	71,990
ITC, Ltd.	34,786	179,083
Jio Financial Services, Ltd.(1)	38,074	99,759
JSW Steel, Ltd.	14,970	132,321
Kotak Mahindra Bank, Ltd.	3,824	79,784
Larsen & Toubro, Ltd.	4,500	158,032
Lupin, Ltd.	10,226	138,253
Mahindra & Mahindra, Ltd.	11,976	210,660
Maruti Suzuki India, Ltd.	1,314	164,052

Parametric
Emerging Markets Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Max Healthcare Institute, Ltd.	24,925	$ 171,592
Nestle India, Ltd.	559	162,894
NTPC, Ltd.	142,226	403,717
Oil & Natural Gas Corp., Ltd.	63,509	141,954
Pidilite Industries, Ltd.	4,300	127,061
Power Grid Corp. of India, Ltd.	61,021	147,837
Reliance Industries, Ltd.	38,074	1,047,454
Siemens, Ltd.	2,441	97,960
SRF, Ltd.	3,200	84,099
Sun Pharmaceutical Industries, Ltd.	27,576	359,340
Sun TV Network, Ltd.	7,988	60,750
Tata Consultancy Services, Ltd.	15,203	616,029
Tata Consumer Products, Ltd.	7,384	79,856
Tata Motors, Ltd.	22,152	167,541
Tata Power Co., Ltd. (The)	53,099	152,772
Tata Steel, Ltd.	67,800	96,872
Tech Mahindra, Ltd.	14,661	199,775
Titan Co., Ltd.	4,132	158,619
Torrent Pharmaceuticals, Ltd.	2,968	68,844
Tube Investments of India, Ltd.	2,406	91,143
UltraTech Cement, Ltd.	1,522	154,357
UPL, Ltd.	7,038	45,706
Vedanta, Ltd.	20,367	53,002
Vodafone Idea, Ltd.(1)	759,569	108,134
Voltas, Ltd.	6,353	63,815
Wipro, Ltd.	21,949	101,052
WNS Holdings, Ltd. ADR(1)	800	43,456
Zee Entertainment Enterprises, Ltd.(1)	44,401	137,739
Zydus Life Sciences, Ltd.	11,997	83,006
		$ 13,323,180
Indonesia — 2.4%
Ace Hardware Indonesia Tbk PT	1,088,200	$ 54,793
Adaro Energy Indonesia Tbk PT	1,211,600	195,491
AKR Corporindo Tbk PT	1,258,400	118,080
Aneka Tambang Tbk PT	939,800	100,693
Astra International Tbk PT	1,419,500	516,385
Bank Central Asia Tbk PT	357,600	197,009
Bank Mandiri Persero Tbk PT	317,400	113,392
Bank Negara Indonesia Persero Tbk PT	226,000	68,204
Bank Rakyat Indonesia Persero Tbk PT	505,368	158,020
Bukit Asam Tbk PT	433,000	67,590
Bumi Serpong Damai Tbk PT(1)	1,396,900	88,344
Charoen Pokphand Indonesia Tbk PT(1)	346,400	126,501
Erajaya Swasembada Tbk PT	4,907,500	123,605
Gudang Garam Tbk PT	57,100	83,691
Security	Shares	Value
Indonesia (continued)
Indocement Tunggal Prakarsa Tbk PT	241,800	$ 141,251
Indofood Sukses Makmur Tbk PT	271,700	113,748
Jasa Marga (Persero) Tbk PT	307,000	82,388
Kalbe Farma Tbk PT	2,457,000	261,313
Lippo Karawaci Tbk PT(1)	10,490,680	58,127
Medco Energi Internasional Tbk PT	1,299,520	104,475
Mitra Adiperkasa Tbk PT	1,163,700	127,140
Mitra Keluarga Karyasehat Tbk PT(4)	1,185,700	204,452
Perusahaan Gas Negara Tbk PT	1,365,300	107,945
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,193,000	68,720
Semen Indonesia Persero Tbk PT	320,600	123,192
Telkom Indonesia Persero Tbk PT	1,606,600	352,192
Unilever Indonesia Tbk PT	309,900	70,660
United Tractors Tbk PT	130,583	206,649
Vale Indonesia Tbk PT	199,900	62,299
Waskita Karya Persero Tbk PT(1)(5)	2,474,900	0
Wijaya Karya Persero Tbk PT(1)	982,300	23,734
XL Axiata Tbk PT	485,100	69,343
		$ 4,189,426
Jordan — 0.6%
Arab Bank PLC	46,584	$ 290,107
Arab Potash Co. PLC	7,642	293,029
Bank of Jordan	24,010	76,228
International General Insurance Holdings, Ltd.	4,200	46,158
Jordan Islamic Bank	13,918	79,454
Jordan Petroleum Refinery	26,800	182,293
Jordan Telecommunications Co. PSC	22,000	75,386
Jordanian Electric Power Co.	18,089	49,492
		$ 1,092,147
Kazakhstan — 0.4%
Halyk Savings Bank of Kazakhstan JSC GDR(4)	16,192	$ 202,561
Kaspi.kz JSC GDR	1,100	99,081
KCell JSC GDR(4)(5)	96,329	0
NAC Kazatomprom JSC GDR	10,700	437,897
		$ 739,539
Kenya — 0.4%
British American Tobacco Kenya PLC	16,600	$ 46,086
East African Breweries PLC	169,580	142,083
Equity Group Holdings PLC	580,700	147,065
KCB Group PLC	526,920	60,182
Safaricom PLC	4,038,272	332,757
		$ 728,173

Parametric
Emerging Markets Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Kuwait — 1.2%
Agility Public Warehousing Co. KSC(1)	155,083	$ 264,054
Boubyan Bank KSCP	28,105	53,260
Boubyan Petrochemicals Co. KSCP	2,441	4,834
Burgan Bank SAK	76,981	40,588
Gulf Bank KSCP	122,344	93,782
Kuwait Finance House KSCP	199,218	440,745
Mabanee Co. KPSC	133,238	355,547
Mobile Telecommunications Co. KSCP	213,804	332,608
National Bank of Kuwait SAK	146,577	415,510
National Industries Group Holding SAK	253,374	145,843
		$ 2,146,771
Lithuania — 0.4%
Apranga PVA	65,809	$ 185,150
Klaipedos Nafta AB(1)	205,439	45,454
Rokiskio Suris	91,153	283,503
Siauliu Bankas AB	277,296	179,948
		$ 694,055
Malaysia — 2.5%
Agmo Holdings Bhd(1)	11,321	$ 1,356
Axiata Group Bhd	157,050	71,857
CelcomDigi Bhd	79,844	70,898
CIMB Group Holdings Bhd	90,800	108,787
Dialog Group Bhd	363,831	164,157
Gamuda Bhd	81,500	79,402
Genting Bhd	165,500	140,043
Genting Malaysia Bhd	265,500	134,916
Globetronics Technology Bhd	582,200	175,052
Hartalega Holdings Bhd(1)	212,408	92,287
Hong Leong Bank Bhd	15,800	64,335
IGB Real Estate Investment Trust	192,600	68,723
IHH Healthcare Bhd	476,500	599,815
IJM Corp. Bhd	173,880	69,375
Inari Amertron Bhd	321,600	192,818
IOI Properties Group Bhd	266,058	103,319
KLCCP Stapled Group	42,600	61,444
Kossan Rubber Industries Bhd	210,000	59,520
Kuala Lumpur Kepong Bhd	14,600	67,396
Magnum Bhd	192,167	43,144
Malayan Banking Bhd	64,187	121,542
Malaysia Airports Holdings Bhd	50,000	77,575
Maxis Bhd	70,100	58,287
MISC Bhd	43,400	66,071
My EG Services Bhd	1,000,100	163,795
Nestle Malaysia Bhd	2,600	67,569
Security	Shares	Value
Malaysia (continued)
Petronas Chemicals Group Bhd	66,900	$ 103,160
Petronas Dagangan Bhd	56,900	272,961
Petronas Gas Bhd	19,600	70,766
Press Metal Aluminium Holdings Bhd	79,740	82,425
Public Bank Bhd	95,290	83,226
Silverlake Axis, Ltd.	627,992	123,888
Sime Darby Plantation Bhd	81,539	74,333
Sports Toto Bhd	276,550	84,158
Supermax Corp. Bhd	220,554	36,587
Telekom Malaysia Bhd	62,300	66,320
Tenaga Nasional Bhd	30,638	63,668
Top Glove Corp. Bhd(1)	696,800	106,066
VS Industry Bhd	999,400	186,482
YTL Corp. Bhd	404,791	124,172
		$ 4,401,695
Mauritius — 0.6%
Alteo, Ltd.	245,799	$ 56,600
CIEL, Ltd.	1,094,295	165,694
Lighthouse Properties PLC(2)	23,262	6,624
MCB Group, Ltd.	36,102	267,975
Miwa Sugar, Ltd.	245,799	88,379
Phoenix Beverages, Ltd.	10,244	124,237
Rogers & Co., Ltd.	188,149	133,794
SBM Holdings, Ltd.	974,963	99,214
Sun, Ltd., Class A	108,200	92,728
United Basalt Products, Ltd.(1)	21,996	49,959
		$ 1,085,204
Mexico — 4.4%
Alfa SAB de CV, Series A(2)	299,472	$ 186,038
Alsea SAB de CV(1)	58,800	195,163
America Movil SAB de CV, Series B(2)	1,395,405	1,154,001
Arca Continental SAB de CV(2)	22,080	198,131
Bolsa Mexicana de Valores SAB de CV	46,975	73,137
Cemex SAB de CV, Series CPO(1)	663,339	396,995
Coca-Cola Femsa SAB de CV	15,795	120,077
Controladora AXTEL SAB de CV(1)(2)	299,472	3,820
Corporacion Inmobiliaria Vesta SAB de CV(2)	97,400	305,452
El Puerto de Liverpool SAB de CV, Class C1(2)	21,180	107,833
FIBRA Macquarie Mexico(3)	105,000	161,556
Fibra Uno Administracion S.A. de CV	263,790	401,047
Fomento Economico Mexicano SAB de CV, Series UBD(2)	42,256	477,756
Genomma Lab Internacional SAB de CV, Class B(2)	76,500	56,943
Gruma SAB de CV, Class B(2)	5,355	93,271
Grupo Aeroportuario del Centro Norte SAB de CV	21,300	163,285

Parametric
Emerging Markets Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Mexico (continued)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	23,687	$ 276,548
Grupo Aeroportuario del Sureste SAB de CV, Class B(2)	13,330	288,352
Grupo Bimbo SAB de CV, Series A(2)	31,645	128,448
Grupo Carso SAB de CV, Series A1(2)	28,800	184,599
Grupo Elektra SAB de CV(2)	2,213	141,281
Grupo Financiero Banorte SAB de CV, Class O	57,900	469,039
Grupo Financiero Inbursa SAB de CV, Class O(1)	83,300	171,923
Grupo Mexico SAB de CV, Series B	152,979	635,284
Grupo Televisa SAB ADR	35,500	82,005
Industrias Penoles SAB de CV(1)(2)	9,580	105,997
Kimberly-Clark de Mexico SAB de CV, Class A	82,200	150,640
Orbia Advance Corporation, SAB de CV	49,699	80,659
Promotora y Operadora de Infraestructura SAB de CV(2)	12,415	102,307
Ternium S.A. ADR	3,000	112,470
TF Administradora Industrial S de RL de CV	127,200	206,297
Vista Energy SAB de CV ADR(1)	5,600	152,432
Wal-Mart de Mexico SAB de CV, Series V	100,580	360,390
		$ 7,743,176
Morocco — 0.6%
Attijariwafa Bank	2,768	$ 124,708
Bank of Africa	3,016	52,421
Banque Centrale Populaire	2,948	74,829
Co Sucrerie Marocaine et de Raffinage	5,010	98,126
Itissalat AI-Maghrib	23,401	218,066
Label Vie	228	98,256
LafargeHolcim Maroc S.A.	1,240	224,456
Societe d'Exploitation des Ports	4,496	117,642
TAQA Morocco S.A.	695	72,272
TotalEnergies Marketing Maroc S.A.	466	48,057
		$ 1,128,833
Nigeria — 0.8%
Access Bank PLC(5)	5,060,193	$ 73,915
Dangote Cement PLC(5)	911,519	244,373
FBN Holdings PLC(5)	4,155,197	63,314
Flour Mills of Nigeria PLC(5)	3,215,556	83,020
Guaranty Trust Holding Co. PLC(5)	2,843,125	84,160
Lafarge Africa PLC(5)	3,378,540	78,222
MTN Nigeria Communications PLC(5)	1,163,700	239,660
Nestle Nigeria PLC(5)	141,303	123,274
Nigerian Breweries PLC(5)	3,213,425	101,994
Stanbic IBTC Holdings PLC(5)	865,038	55,316
Transnational Corp. of Nigeria PLC(5)	27,000,342	145,591
Security	Shares	Value
Nigeria (continued)
United Bank for Africa PLC(5)	5,844,352	$ 103,998
Zenith Bank PLC(5)	2,761,959	77,962
		$ 1,474,799
Oman — 0.6%
Bank Muscat SAOG	333,660	$ 223,835
National Bank of Oman SAOG	149,081	116,062
Oman Cement Co. SAOG	72,148	53,860
Oman Flour Mills Co. SAOG	40,801	57,026
Oman Telecommunications Co. SAOG	83,628	223,667
Omani Qatari Telecommunications Co. SAOG	140,637	117,114
Ominvest SAOG	57,161	60,651
Renaissance Services SAOG	46,857	47,739
Sembcorp Salalah Power & Water Co. SAOG	410,180	113,067
Sohar International Bank SAOG	251,068	66,524
		$ 1,079,545
Pakistan — 0.6%
Engro Corp., Ltd.	42,010	$ 41,844
Fauji Fertilizer Co., Ltd.	101,890	37,370
Habib Bank, Ltd.	160,318	53,211
Hub Power Co., Ltd. (The)	237,341	85,493
IBEX Holdings, Ltd.(1)	3,200	52,224
Lucky Cement, Ltd.	20,831	46,970
Mari Petroleum Co., Ltd.	10,863	60,668
MCB Bank, Ltd.	61,976	33,553
Millat Tractors, Ltd.	37,165	59,685
Nishat Mills, Ltd.	110,771	23,612
Oil & Gas Development Co., Ltd.	313,022	111,557
Pakistan Oilfields, Ltd.	56,711	81,857
Pakistan Petroleum, Ltd.	387,571	111,862
Pakistan State Oil Co., Ltd.	144,660	72,806
Searle Co., Ltd. (The)(1)	96,770	13,832
Systems, Ltd.	85,000	125,395
United Bank, Ltd.	77,168	45,898
		$ 1,057,837
Panama — 0.2%
Banco Latinoamericano de Comercio Exterior S.A., Class E	9,300	$ 209,994
Copa Holdings S.A., Class A	2,134	174,241
		$ 384,235
Peru — 1.1%
Alicorp SAA	86,497	$ 130,592
Cia de Minas Buenaventura SAA ADR	34,350	278,235

Parametric
Emerging Markets Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Peru (continued)
Credicorp, Ltd.	4,300	$ 537,328
Ferreycorp SAA	248,279	153,171
Southern Copper Corp.	11,976	849,098
Volcan Cia Minera SAA, Class B(1)	849,375	70,752
		$ 2,019,176
Philippines — 2.4%
Aboitiz Equity Ventures, Inc.	108,400	$ 87,515
Aboitiz Power Corp.	318,600	202,034
ACEN Corp.	33,513	3,136
Ayala Corp.	14,895	159,254
Ayala Land, Inc.	269,131	132,426
Ayala Land, Inc. GDR, PFC Shares(5)	3,951,800	0
Bank of the Philippine Islands	95,474	169,272
BDO Unibank, Inc.	65,992	148,546
Bloomberry Resorts Corp.(1)	570,800	91,586
Converge Information and Communications Technology Solutions, Inc.(1)	241,400	35,648
D&L Industries, Inc.	493,300	55,606
Emperador, Inc.	380,500	139,465
First Gen Corp.	319,822	101,924
Globe Telecom, Inc.	6,161	191,255
GT Capital Holdings, Inc.	8,000	77,403
International Container Terminal Services, Inc.	62,100	220,022
JG Summit Holdings, Inc.	178,958	116,079
Jollibee Foods Corp.	62,926	227,465
Manila Electric Co.	30,200	189,048
Manila Water Co.	415,800	123,963
Megaworld Corp.	1,361,400	47,554
Metropolitan Bank & Trust Co.	64,332	59,321
PLDT, Inc.	13,440	287,187
Puregold Price Club, Inc.	337,403	161,174
San Miguel Corp.	38,970	72,183
Semirara Mining & Power Corp.	158,920	81,319
SM Investments Corp.	18,871	266,709
SM Prime Holdings, Inc.	671,029	355,028
Universal Robina Corp.	149,955	289,088
Wilcon Depot, Inc.	244,700	85,383
		$ 4,176,593
Poland — 2.4%
Allegro.eu S.A.(1)(3)	33,900	$ 243,174
Asseco Poland S.A.	14,276	261,391
Bank Polska Kasa Opieki S.A.	5,843	177,552
Budimex S.A.	3,610	404,116
CD Projekt S.A.	7,200	179,760
Security	Shares	Value
Poland (continued)
Cyfrowy Polsat S.A.(1)	41,244	$ 128,597
Eurocash S.A.	100,652	334,840
Grupa Azoty S.A.(1)	9,267	48,488
Grupa Kety S.A.	575	96,993
KGHM Polska Miedz S.A.	9,958	265,732
LPP S.A.	83	267,381
mBank S.A.(1)	735	90,863
Neuca S.A.	262	47,268
Orange Polska S.A.	75,376	139,814
ORLEN S.A.	46,032	727,946
PGE S.A.(1)	51,434	89,326
Powszechna Kasa Oszczednosci Bank Polski S.A.(1)	24,715	256,017
Powszechny Zaklad Ubezpieczen S.A.	23,135	261,793
Santander Bank Polska S.A.(1)	1,762	191,366
Tauron Polska Energia S.A.(1)	129,348	113,757
		$ 4,326,174
Qatar — 1.2%
Aamal Co. QSC	230,000	$ 51,837
Al Meera Consumer Goods Co.	26,954	95,258
Barwa Real Estate Co.	143,634	99,806
Commercial Bank PSQC (The)	49,707	69,919
Gulf International Services QSC	201,811	151,974
Industries Qatar QSC	98,345	329,913
Masraf Al Rayan QSC	147,361	84,916
Medicare Group	45,960	67,941
Ooredoo QPSC	39,870	108,104
Qatar Aluminum Manufacturing Co.	204,257	69,252
Qatar Electricity & Water Co. QSC	44,621	202,453
Qatar Gas Transport Co., Ltd.	228,433	220,558
Qatar Islamic Bank SAQ	27,137	129,618
Qatar National Bank QPSC	68,885	281,472
United Development Co. QSC	156,214	41,770
Vodafone Qatar QSC	215,393	105,265
		$ 2,110,056
Romania — 0.7%
Banca Transilvania S.A.	51,135	$ 242,468
BRD-Groupe Societe Generale S.A.(1)	27,477	95,612
MED Life S.A.(1)	112,800	109,031
OMV Petrom S.A.	3,674,697	420,021
Societatea Nationala de Gaze Naturale ROMGAZ S.A. GDR	22,046	214,044
Societatea Nationala Nuclearelectrica S.A.	9,700	94,061
		$ 1,175,237

Parametric
Emerging Markets Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Russia(6) — 0.0%
Aeroflot PJSC(1)(5)	320,440	$ 0
Alrosa PJSC(5)	177,900	0
Detsky Mir PJSC(1)(3)(5)	105,940	0
Evraz PLC(1)(5)	34,831	0
Federal Grid Co. Unified Energy System PJSC(1)(5)	78,095,360	0
Globaltrans Investment PLC GDR(1)(4)(5)	40,040	0
Inter RAO UES PJSC(5)	6,829,769	0
Magnit PJSC(5)	13,121	0
Magnitogorsk Iron & Steel Works PJSC(1)(5)	182,710	0
MMC Norilsk Nickel PJSC(1)(5)	3,387	0
MMC Norilsk Nickel PJSC ADR(1)(5)(7)	3,095	0
MMC Norilsk Nickel PJSC ADR(1)(5)(7)	5	0
Mobile TeleSystems PJSC(5)	89,417	0
Moscow Exchange MICEX-RTS PJSC(5)	47,890	0
Novatek PJSC(5)	23,410	0
OGK-2 PJSC(5)	12,211,000	0
PhosAgro PJSC(5)	2,547	0
PhosAgro PJSC GDR(4)(5)	49	0
PhosAgro PJSC GDR(1)(4)(5)	2	0
PIK Group PJSC(1)(5)	20,850	0
Rostelecom PJSC(1)(5)	107,057	0
RusHydro PJSC(5)	16,550,080	0
Sberbank of Russia PJSC(5)	123,888	0
Severstal PAO GDR(1)(4)(5)	13,622	0
Sistema PJSFC(5)	453,878	0
Surgutneftegas PJSC, PFC Shares(5)	260,300	0
Unipro PJSC(1)(5)	1,521,000	0
Yandex NV, Class A(1)(5)	26,400	0
		$ 0
Saudi Arabia — 5.0%
Abdullah Al Othaim Markets Co.	23,030	$ 80,020
Advanced Petrochemical Co.	4,088	40,701
Al Hammadi Holding	8,581	123,580
Al Rajhi Bank	13,800	247,028
Alandalus Property Co.	22,858	128,258
Aldrees Petroleum and Transport Services Co.	4,272	134,086
Almarai Co. JSC	22,097	329,255
Arabian Centres Co., Ltd.	26,197	140,073
Arriyadh Development Co.	9,090	48,501
Astra Industrial Group	3,516	85,337
Banque Saudi Fransi	11,191	106,996
Dallah Healthcare Co.	3,734	147,318
Dar Al Arkan Real Estate Development Co.(1)	57,820	232,850
Dr Sulaiman Al Habib Medical Services Group Co.	8,770	589,068
Dur Hospitality Co.(1)	17,800	112,595
Security	Shares	Value
Saudi Arabia (continued)
Elm Co.	1,050	$ 196,320
Emaar Economic City(1)	31,068	60,603
Etihad Etisalat Co.	18,320	225,198
Fawaz Abdulaziz Al Hokair & Co.(1)	16,655	86,224
Herfy Food Services Co.	4,801	38,281
Jarir Marketing Co.	70,160	270,784
Leejam Sports Co. JSC	4,692	192,162
Maharah Human Resources Co.	3,708	63,914
Mobile Telecommunications Co. Saudi Arabia	27,145	99,934
Mouwasat Medical Services Co.	12,078	322,186
National Gas & Industrialization Co.	7,147	110,496
National Medical Care Co.	4,000	130,744
Riyad Bank	16,422	116,289
SABIC Agri-Nutrients Co.	3,518	125,603
Sahara International Petrochemical Co.	6,353	54,721
Saudi Airlines Catering Co.	5,473	152,372
Saudi Arabian Mining Co.(1)	12,078	115,722
Saudi Arabian Oil Co.(3)	112,952	1,003,505
Saudi Basic Industries Corp.	9,127	187,553
Saudi British Bank (The)	11,656	104,078
Saudi Ceramic Co.	8,453	53,680
Saudi Chemical Co. Holding	71,250	75,999
Saudi Electricity Co.	97,768	464,177
Saudi Ground Services Co.(1)	9,867	76,696
Saudi Industrial Investment Group	10,164	65,012
Saudi Kayan Petrochemical Co.(1)	25,009	70,579
Saudi National Bank (The)	29,620	265,044
Saudi Pharmaceutical Industries & Medical Appliances Corp.(1)	9,738	77,188
Saudi Public Transport Co.(1)	16,000	69,245
Saudi Telecom Co.	52,115	533,872
Saudia Dairy & Foodstuff Co.	1,526	122,017
Savola Group (The)	26,583	258,000
Seera Group Holding(1)	22,676	142,594
United Electronics Co.	6,923	147,854
United International Transportation Co.	7,246	129,983
Yanbu National Petrochemical Co.	5,300	53,567
		$ 8,807,862
Slovenia — 0.6%
Cinkarna Celje DD(1)	1,370	$ 34,460
Krka dd Novo mesto	6,434	716,537
Luka Koper	1,400	44,470
Petrol DD Ljubljana	3,820	93,819
Pozavarovalnica Sava DD	3,525	83,779

Parametric
Emerging Markets Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Slovenia (continued)
Telekom Slovenije DD(1)	659	$ 38,987
Zavarovalnica Triglav DD	1,406	43,740
		$ 1,055,792
South Africa — 4.6%
Anglo American Platinum, Ltd.	1,244	$ 41,564
Anglogold Ashanti PLC	9,504	175,436
Aspen Pharmacare Holdings, Ltd.	54,491	495,620
AVI, Ltd.	13,138	49,123
Barloworld, Ltd.	41,807	176,166
Bid Corp., Ltd.	13,100	278,172
Bidvest Group, Ltd. (The)	48,342	683,975
Capitec Bank Holdings, Ltd.	1,232	109,469
Clicks Group, Ltd.	13,500	198,929
DataTec, Ltd.	72,300	136,877
Discovery, Ltd.	12,290	84,743
Equites Property Fund, Ltd.(2)	104,000	63,963
Exxaro Resources, Ltd.(2)	51,110	512,986
FirstRand, Ltd.	77,535	255,609
Fortress Real Estate Investments, Ltd.(1)	175,418	123,319
Foschini Group, Ltd. (The)(2)	12,308	66,578
Gold Fields, Ltd.	15,697	207,074
Growthpoint Properties, Ltd.	255,900	133,021
Harmony Gold Mining Co., Ltd.	18,553	85,063
Hyprop Investments, Ltd.	31,700	48,322
Impala Platinum Holdings, Ltd.	18,462	76,905
Kumba Iron Ore, Ltd.	2,760	73,113
Life Healthcare Group Holdings, Ltd.	258,186	257,332
Mr Price Group, Ltd.	12,155	87,884
MTN Group, Ltd.	85,400	417,259
MultiChoice Group, Ltd.(1)	20,757	77,699
Naspers, Ltd., Class N(1)	6,607	1,032,931
NEPI Rockcastle NV	38,480	207,951
Netcare, Ltd.	149,337	103,503
Pick'n Pay Stores, Ltd.(2)	14,362	19,259
Redefine Properties, Ltd.	579,291	108,935
Resilient REIT, Ltd.	48,463	96,650
Reunert, Ltd.	55,746	175,757
Sanlam, Ltd.	28,912	101,432
Sasol, Ltd.	10,993	138,949
Shoprite Holdings, Ltd.	21,115	270,631
Sibanye Stillwater, Ltd.	48,312	61,624
SPAR Group, Ltd. (The)	14,831	89,553
Standard Bank Group, Ltd.	16,101	158,025
Telkom S.A. SOC, Ltd.(1)(2)	33,018	38,687
Thungela Resources, Ltd.(2)	2,700	24,109
Security	Shares	Value
South Africa (continued)
Tiger Brands, Ltd.(2)	10,940	$ 101,284
Vodacom Group, Ltd.	50,500	274,548
Wilson Bayly Holmes-Ovcon, Ltd.(1)	19,623	124,297
Woolworths Holdings, Ltd.	46,024	171,538
Zeda, Ltd.(1)	41,807	24,118
		$ 8,239,982
South Korea — 4.5%
Alteogen, Inc.(1)	1,857	$ 86,138
AMOREPACIFIC Corp.	852	79,974
AMOREPACIFIC Group	2,180	46,310
Bukwang Pharmaceutical Co., Ltd.(1)	7,850	33,109
Celltrion Healthcare Co., Ltd.	4,290	212,207
Celltrion Pharm, Inc.(1)	1,350	63,514
Celltrion, Inc.	2,993	332,383
CJ CheilJedang Corp.	423	88,617
CJ Logistics Corp.	566	31,821
Coway Co., Ltd.	2,548	81,538
Daewoo Industrial Development Co., Ltd.(1)	3,657	0
DL E&C Co., Ltd.	1,924	48,903
E-MART, Inc.	1,232	66,421
GS Engineering & Construction Corp.	3,086	30,205
GS Holdings Corp.	1,569	45,818
Hankook Tire and Technology Co., Ltd.	3,779	107,216
Hanmi Pharm Co., Ltd.	346	72,344
Hanwha Solutions Corp.(1)	3,687	78,534
HD Hyundai Co., Ltd.	2,610	111,166
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	993	66,613
Hugel, Inc.(1)	653	68,893
Hyundai Department Store Co., Ltd.	1,615	63,961
Hyundai Engineering & Construction Co., Ltd.	2,645	65,598
Hyundai Glovis Co., Ltd.	758	96,198
Hyundai Mobis Co., Ltd.	792	122,653
Hyundai Motor Co.	2,300	289,763
Hyundai Steel Co.	3,449	83,874
Kakao Corp.	5,676	159,983
Kangwon Land, Inc.	5,706	62,130
KB Financial Group, Inc.	3,231	123,160
Kia Corp.	3,041	173,737
Korea Electric Power Corp.(1)	4,640	58,079
Korea Zinc Co., Ltd.	283	98,348
KT&G Corp.	3,552	224,072
Kumho Petrochemical Co., Ltd.	743	69,832
LG Chem, Ltd.	652	213,688
LG Corp.	1,914	109,556
LG Electronics, Inc.	909	67,432

Parametric
Emerging Markets Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
LG H&H Co., Ltd.	241	$ 56,501
LG Uplus Corp.	7,151	53,595
Medytox, Inc.	1,051	160,789
Mezzion Pharma Co., Ltd.(1)	3,897	107,074
Naver Corp.	1,991	278,348
NCSoft Corp.	372	64,269
Orion Corp. of Republic of Korea	1,268	112,225
POSCO Holdings, Inc.	619	189,492
S1 Corp.	1,533	61,959
Samsung Biologics Co., Ltd.(1)(3)	629	330,670
Samsung C&T Corp.	1,554	122,868
Samsung Electro-Mechanics Co., Ltd.	1,243	114,929
Samsung Electronics Co., Ltd.	29,605	1,473,585
Samsung SDI Co., Ltd.	523	165,600
Samsung SDS Co., Ltd.	570	58,428
Shinhan Financial Group Co., Ltd.	4,669	120,013
SK Hynix, Inc.	3,240	281,368
SK Innovation Co., Ltd.(1)	1,810	164,899
SK, Inc.	913	96,258
S-Oil Corp.	2,051	101,222
Yuhan Corp.	2,232	95,146
Zyle Motors Corp.(1)(5)	5,113	0
		$ 8,043,026
Sri Lanka — 0.7%
Aitken Spence PLC	109,000	$ 42,609
Ceylon Tobacco Co. PLC	38,480	115,713
Chevron Lubricants Lanka PLC	343,215	96,309
Commercial Bank of Ceylon PLC(1)	382,531	95,858
Dialog Axiata PLC(1)	1,107,719	31,805
Expolanka Holdings PLC	185,620	72,279
Hatton National Bank PLC(1)	121,130	60,526
John Keells Holdings PLC	495,487	290,859
Lanka IOC PLC	271,858	89,636
Melstacorp PLC	696,058	165,759
Sampath Bank PLC	293,638	57,816
Teejay Lanka PLC	460,029	47,736
		$ 1,166,905
Taiwan — 7.4%
Accton Technology Corp.	10,000	$ 154,943
Acer, Inc.	119,519	126,318
Advantech Co., Ltd.	9,565	98,230
AirTAC International Group	4,178	137,363
ASE Technology Holding Co., Ltd.	23,561	82,487
Asia Cement Corp.	51,000	62,979
Security	Shares	Value
Taiwan (continued)
Asustek Computer, Inc.	7,325	$ 76,804
AUO Corp.	150,269	72,737
Catcher Technology Co., Ltd.	12,183	68,345
Cathay Financial Holding Co., Ltd.	71,295	96,751
Center Laboratories, Inc.	126,484	178,541
Chailease Holding Co., Ltd.	12,852	69,716
Cheng Shin Rubber Industry Co., Ltd.	110,672	151,238
China Airlines, Ltd.	124,000	74,332
China Motor Corp.	40,926	109,728
China Steel Corp.	223,734	166,918
Chong Hong Construction Co.	34,000	75,758
Chunghwa Telecom Co., Ltd.	184,746	660,752
CTBC Financial Holding Co., Ltd.	134,275	101,123
Delta Electronics, Inc.	20,151	181,598
Eclat Textile Co., Ltd.	7,159	113,944
EVA Airways Corp.	81,861	69,419
Evergreen International Storage & Transport Corp.	93,000	85,867
Evergreen Marine Corp.	34,576	115,061
Far Eastern Department Stores, Ltd.	70,990	52,503
Far Eastern New Century Corp.	139,695	127,278
Far EasTone Telecommunications Co., Ltd.	73,084	171,194
Feng Hsin Steel Co., Ltd.	32,260	62,635
Feng TAY Enterprise Co., Ltd.	20,160	111,320
Formosa Chemicals & Fibre Corp.	108,014	203,226
Formosa Petrochemical Corp.	79,320	193,782
Formosa Plastics Corp.	85,183	202,580
Formosa Taffeta Co., Ltd.	98,149	76,342
Fubon Financial Holding Co., Ltd.	64,739	120,388
Giant Manufacturing Co., Ltd.	18,868	95,407
Great Wall Enterprise Co., Ltd.	97,455	152,995
Highwealth Construction Corp.	62,928	79,066
Hiwin Technologies Corp.	17,069	103,440
Hon Hai Precision Industry Co., Ltd.	75,443	225,176
Hotai Motor Co., Ltd.	12,240	228,388
Huaku Development Co., Ltd.	28,000	79,094
Innolux Corp.(1)	208,059	78,431
International Games System Co., Ltd.	8,000	154,199
Inventec Corp.	89,966	112,706
Largan Precision Co., Ltd.	795	50,917
Lien Hwa Industrial Holdings Corp.	82,015	156,933
Lite-On Technology Corp. ADR	34,000	105,859
Makalot Industrial Co., Ltd.	13,000	145,502
MediaTek, Inc.	10,462	273,051
Medigen Vaccine Biologics Corp.(1)	20,759	44,562
Mega Financial Holding Co., Ltd.	114,997	130,491
Merida Industry Co., Ltd.	17,657	90,468

Parametric
Emerging Markets Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
momo.com, Inc.	3,960	$ 65,286
Nan Kang Rubber Tire Co., Ltd.(1)	95,253	107,590
Nan Ya Plastics Corp.	125,214	239,575
Nien Made Enterprise Co., Ltd.	11,000	97,321
Novatek Microelectronics Corp.	9,000	126,748
Oneness Biotech Co., Ltd.	21,617	130,998
Pegatron Corp.	23,028	53,739
Polaris Group(1)	27,979	63,324
Pou Chen Corp.	151,819	135,326
President Chain Store Corp.	32,664	259,821
Quanta Computer, Inc.	42,508	250,980
Realtek Semiconductor Corp.	6,002	74,802
Ruentex Development Co., Ltd.	73,133	73,343
Ruentex Industries, Ltd.	46,302	81,957
St. Shine Optical Co., Ltd.	22,000	123,410
TA Chen Stainless Pipe Co.	67,872	77,709
Tainan Spinning Co., Ltd.	147,822	64,820
Taiwan Cement Corp.	172,073	171,456
Taiwan Fertilizer Co., Ltd.	37,000	67,794
Taiwan High Speed Rail Corp.	104,000	94,426
Taiwan Mobile Co., Ltd.	102,296	302,312
Taiwan Semiconductor Manufacturing Co., Ltd.	101,369	1,655,610
Tatung Co., Ltd. (1)	86,000	95,311
Teco Electric & Machinery Co., Ltd.	120,000	171,278
Tong Yang Industry Co., Ltd.	105,608	239,573
TTY Biopharm Co., Ltd.	94,096	243,463
Tung Ho Steel Enterprise Corp.	32,200	64,636
Unimicron Technology Corp.	21,000	93,658
Uni-President Enterprises Corp.	211,831	444,410
United Microelectronics Corp.	102,090	146,817
Voltronic Power Technology Corp.	4,000	160,416
Walsin Lihwa Corp.	74,000	78,757
Wei Chuan Foods Corp.	179,000	102,254
Yageo Corp.	3,163	51,568
Yang Ming Marine Transport Corp.	68,621	89,439
Yieh Phui Enterprise Co., Ltd.	90,348	43,134
		$ 13,101,946
Thailand — 4.6%
Advanced Info Service PCL(8)	63,400	$ 388,319
Airports of Thailand PCL(1)(8)	181,200	336,419
Asset World Corp. PCL(8)	613,200	59,005
Bangkok Bank PCL(8)	17,300	75,810
Bangkok Chain Hospital PCL(8)	316,800	177,285
Bangkok Dusit Medical Services PCL, Class F(8)	746,100	549,998
Bangkok Expressway & Metro PCL(8)	281,500	61,840
Security	Shares	Value
Thailand (continued)
Bangkok Land PCL(1)(8)	2,263,800	$ 43,450
Banpu PCL(8)	131,633	27,825
BTS Group Holdings PCL(8)	331,100	68,652
Bumrungrad Hospital PCL(8)	65,400	472,679
Carabao Group PCL(8)	27,500	51,659
Central Pattana PCL(8)	81,600	141,955
Central Retail Corp. PCL(8)	154,166	157,670
Charoen Pokphand Foods PCL(8)	188,700	98,159
Chularat Hospital PCL(8)	1,881,100	165,366
CP ALL PCL(8)	160,100	246,053
CPN Retail Growth Leasehold REIT	146,500	38,722
Delta Electronics (Thailand) PCL(8)	629,400	1,383,442
Electricity Generating PCL(8)	12,700	43,111
Energy Absolute PCL(8)	70,400	82,288
Global Power Synergy PCL(8)	43,300	47,006
Gulf Energy Development PCL(8)	156,000	187,752
Hana Microelectronics PCL(8)	140,900	204,886
Home Product Center PCL(8)	409,255	135,497
Indorama Ventures PCL(8)	172,600	113,723
Jasmine International PCL(1)(8)	634,000	36,292
Jaymart Group Holdings PCL(8)	164,100	74,919
Kasikornbank PCL(8)	32,000	117,032
KCE Electronics PCL(8)	152,800	215,751
Land & Houses PCL(8)	489,100	102,743
Mega Lifesciences PCL(8)	111,800	126,826
Minor International PCL(8)	159,544	124,330
PTG Energy PCL(8)	277,800	63,004
PTT Exploration & Production PCL(8)	68,198	311,449
PTT Global Chemical PCL(8)	131,900	126,680
PTT PCL(8)	385,300	356,631
Samart Corp. PCL(1)(8)	297,700	36,120
SCB X PCL(8)	45,300	124,201
Siam Cement PCL(8)	20,500	164,217
Siam City Cement PCL(8)	23,983	89,081
Siam Global House PCL(8)	112,420	49,354
Sino-Thai Engineering & Construction PCL(8)	251,357	59,813
Sri Trang Agro-Industry PCL(8)	89,600	35,902
Thai Beverage PCL	217,300	85,829
Thai Oil PCL(8)	63,600	83,272
True Corp. PCL(8)	1,343,814	226,630
VGI PCL(8)	729,400	39,001
WHA Corp. PCL(8)	1,020,100	142,033
		$ 8,149,681
Tunisia — 0.7%
Banque de Tunisie	53,193	$ 86,898

Parametric
Emerging Markets Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Tunisia (continued)
Banque Internationale Arabe de Tunisie	8,258	$ 235,780
Banque Nationale Agricole	24,362	56,542
Carthage Cement(1)	402,032	257,584
Euro Cycles S.A.	8,418	32,741
Poulina Group	84,019	174,184
Societe d'Articles Hygieniques S.A.	33,810	83,355
Societe Frigorifique et Brasserie de Tunis S.A.	52,752	202,929
Telnet Holding	21,212	40,101
		$ 1,170,114
Turkey — 4.9%
AG Anadolu Grubu Holding AS	6,200	$ 44,958
Akbank T.A.S.	87,196	90,837
Aksa Akrilik Kimya Sanayii AS	33,302	104,305
Aksa Enerji Uretim AS	121,924	150,855
Anadolu Efes Biracilik ve Malt Sanayii AS	32,680	115,188
Arcelik AS	40,551	194,559
Aselsan Elektronik Sanayi Ve Ticaret AS	88,312	128,968
Aygaz AS	40,310	195,598
Bera Holding AS	62,496	37,750
BIM Birlesik Magazalar AS	49,732	478,286
Can2 Termik A/S(1)	117,000	75,810
Coca-Cola Icecek AS	10,500	136,598
Dogan Sirketler Grubu Holding AS	327,300	158,363
EGE Endustri VE Ticaret AS	380	118,880
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	937,230	217,066
Enerjisa Enerji AS(3)	130,603	224,235
Enka Insaat ve Sanayi AS	114,918	123,294
Eregli Demir ve Celik Fabrikalari TAS(1)	124,114	166,154
Fenerbahce Futbol AS(1)	17,500	80,244
Ford Otomotiv Sanayi AS	9,441	262,335
Gubre Fabrikalari TAS(1)	7,200	83,460
Haci Omer Sabanci Holding AS	44,727	84,589
Hektas Ticaret TAS(1)	116,874	90,686
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	42,459	57,011
Is Gayrimenkul Yatirim Ortakligi AS(1)	221,310	169,249
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	97,127	85,709
KOC Holding AS	35,594	172,171
Koza Altin Isletmeleri AS	105,052	81,569
Logo Yazilim Sanayi Ve Ticaret AS	49,980	112,941
Mavi Giyim Sanayi Ve Ticaret AS, Class B(3)	32,260	108,752
Migros Ticaret AS	10,679	127,390
MLP Saglik Hizmetleri AS(1)(3)	46,919	253,475
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	567,137	236,339
Penta Teknoloji Urunleri Dagitim Ticaret AS(1)	116,838	84,687
Security	Shares	Value
Turkey (continued)
Petkim Petrokimya Holding AS(1)	175,096	$ 121,876
Sasa Polyester Sanayi AS(1)	98,600	149,335
Selcuk Ecza Deposu Ticaret ve Sanayi AS	85,509	160,086
Sinpas Gayrimenkul Yatirim Ortakligi AS(1)	511,180	50,218
Sok Marketler Ticaret AS	51,800	109,497
Tofas Turk Otomobil Fabrikasi AS	18,438	156,764
Turk Hava Yollari AO(1)	33,174	254,706
Turk Telekomunikasyon AS(1)	174,514	118,491
Turkcell Iletisim Hizmetleri AS(1)	499,789	847,552
Turkiye Is Bankasi AS, Class C	205,978	153,106
Turkiye Petrol Rafinerileri AS	284,403	1,426,860
Turkiye Sise ve Cam Fabrikalari AS	78,410	131,374
Ulker Biskuvi Sanayi AS(1)	45,810	117,381
Yapi ve Kredi Bankasi AS	133,100	81,233
		$ 8,730,790
United Arab Emirates — 2.5%
Abu Dhabi Commercial Bank PJSC	88,644	$ 193,712
Abu Dhabi National Oil Co. for Distribution PJSC	433,000	396,138
ADNOC Drilling Co. PJSC	407,000	403,413
Agthia Group PJSC	54,046	65,533
Air Arabia PJSC	212,497	151,652
Aldar Properties PJSC	186,973	264,857
Apex Investment Co. PSC(1)	127,200	62,735
Borouge PLC	162,000	110,735
Dana Gas PJSC	421,411	92,959
Dubai Electricity & Water Authority PJSC	861,560	558,151
Dubai Investments PJSC	212,181	130,384
Dubai Islamic Bank PJSC	109,508	160,997
Emaar Development PJSC	104,800	176,857
Emaar Properties PJSC	164,638	299,935
Emirates Telecommunications Group Co. PJSC	103,870	522,047
Fertiglobe PLC	170,700	149,266
First Abu Dhabi Bank PJSC	66,119	228,286
Multiply Group PJSC(1)	159,900	148,165
Network International Holdings PLC(1)(3)	31,200	147,642
Q Holding PJSC(1)	107,300	90,009
		$ 4,353,473
Vietnam — 2.2%
Bank for Foreign Trade of Vietnam JSC(1)	144,967	$ 512,663
Bao Viet Holdings	28,030	44,473
FLC Faros Construction JSC(1)(5)	2	0
Gelex Group JSC(1)	158,500	111,970
Gemadept Corp.	41,900	100,936
Hoa Phat Group JSC(1)	706,587	663,041

Parametric
Emerging Markets Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
Hoa Sen Group(1)	110,622	$ 76,836
KIDO Group Corp.	31,200	80,668
Kinh Bac City Development Holding Corp.(1)	38,613	40,215
Masan Group Corp.(1)	103,896	246,679
Novaland Investment Group Corp.(1)	94,187	49,754
PetroVietnam Drilling & Well Services JSC(1)	109,672	105,522
PetroVietnam Fertilizer & Chemical JSC	64,000	74,142
PetroVietnam Gas JSC	35,928	112,211
PetroVietnam Power Corp.(1)	169,700	73,433
PetroVietnam Technical Services Corp.	27,400	36,856
Phat Dat Real Estate Development Corp.(1)	29,304	25,119
Phu Nhuan Jewelry JSC	4	12
Saigon Beer Alcohol Beverage Corp.	29,220	67,515
Thaiholdings JSC(1)	48,620	70,259
Vietjet Aviation JSC(1)	109,066	440,063
Vietnam Construction and Import-Export JSC(1)	75,020	58,240
Vietnam Dairy Products JSC	92,092	255,060
Vincom Retail JSC(1)	132,380	119,877
Vingroup JSC(1)	156,347	257,876
Vinh Hoan Corp.(1)	23,400	60,140
Vinhomes JSC(1)(3)	101,620	161,545
		$ 3,845,105
Total Common Stocks (identified cost $152,813,430)		$178,758,413

Rights — 0.0%(9)
Security	Shares	Value
Kuwait — 0.0%(9)
Gulf Bank KSCP, Exp. 11/12/23(1)	9,497	$ 196
Total Rights (identified cost $0)		$ 196

Short-Term Investments — 1.1%
Affiliated Fund — 0.0%(9)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.25%(10)	3,467	$ 3,467
Total Affiliated Fund (identified cost $3,467)		$ 3,467

Securities Lending Collateral — 1.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(11)	2,042,851	$ 2,042,851
Total Securities Lending Collateral (identified cost $2,042,851)		$ 2,042,851
Total Short-Term Investments (identified cost $2,046,318)		$ 2,046,318

Total Investments — 101.9% (identified cost $154,859,748)	$180,804,927
Other Assets, Less Liabilities — (1.9)%	$ (3,455,756)
Net Assets — 100.0%	$177,349,171
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at October 31, 2023. The aggregate market value of securities on loan at October 31, 2023 was $3,734,305 and the total market value of the collateral received by the Fund was $3,952,541, comprised of cash of $2,042,851 and U.S. government and/or agencies securities of $1,909,690.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2023, the aggregate value of these securities is $5,339,877 or 3.0% of the Fund's net assets.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2023, the aggregate value of these securities is $525,317 or 0.3% of the Fund's net assets.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(6)	Trading of securities has been sanctioned.
(7)	Securities are traded on separate exchanges for the same entity.
(8)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(9)	Amount is less than 0.05%.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2023.
(11)	Represents investment of cash collateral received in connection with securities lending.

Parametric
Emerging Markets Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	11.9%	$21,184,522
Industrials	11.0	19,473,726
Consumer Staples	10.4	18,431,426
Energy	10.0	17,714,485
Consumer Discretionary	9.6	16,962,495
Materials	9.3	16,450,636
Health Care	9.2	16,399,043
Communication Services	9.0	16,015,977
Information Technology	9.0	15,901,287
Utilities	6.0	10,596,830
Real Estate	5.4	9,628,182
Short-Term Investments	1.1	2,046,318
Total Investments	101.9%	$180,804,927
Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares
The Fund did not have any open derivative instruments at October 31, 2023.
Affiliated Investments
At October 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $3,467, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended October 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$270,603	$12,146,211	$(12,413,347)	$ —	$ —	$3,467	$15,206	3,467
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Parametric
Emerging Markets Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

At October 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia/Pacific	$ 3,217,677	$ 88,813,889	$ 0	$ 92,031,566
Emerging Europe	75,343	23,789,245	0	23,864,588
Latin America	22,006,509	3,941,568	—	25,948,077
Middle East/Africa	46,158	35,393,225	1,474,799	36,914,182
Total Common Stocks	$25,345,687	$151,937,927**	$1,474,799	$178,758,413
Rights	$ 196	$ —	$ —	$ 196
Short-Term Investments:
Affiliated Fund	3,467	—	—	3,467
Securities Lending Collateral	2,042,851	—	—	2,042,851
Total Investments	$27,392,201	$151,937,927	$1,474,799	$180,804,927
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended October 31, 2023 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.